Statement of Cash Flows Reconciliation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Statement of Cash Flows Reconciliation

10. Statement of Cash Flows

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	September 30, 2021	December 31, 2020

Cash and cash equivalents	$1,716	$8,080
Short-term restricted cash	47	47
Long-term restricted cash	150	150
Total cash, cash equivalent, and restricted cash shown on the statements of cash flows	$1,913	$8,277

10. Statement of Cash Flows Reconciliation

The following table provides a reconciliation of cash, cash equivalents, and restricted cash that sum to the total shown in the statements of cash flows:

(in thousands)	December 31, 2019	December 31, 2020
Cash and cash equivalents	$7,302	$8,080
Short-term restricted cash	-	47
Long-term restricted cash	150	150
Total cash, cash equivalent, and restricted cash shown on the statements of cash flows	$7,452	$8,277